Net other non-operating income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain on disposals of assets
Gain on disposals of property and equipment	[1]	₩ 64,427	₩ 1,452	₩ 12,611
Gain on disposals of investment property	[1]	20,701	12,640	4,783
Gain on disposals of assets held for sale		1,147	0	0
Gain on disposals of lease assets		2,712	1,681	1,153
Gain on disposals of right-of-use assets		3,415	1,112	0
Gain on disposals of others		24	407	0
Gain on disposals of assets		92,426	17,292	18,547
Gain on disposals of investments in associates		11,325	3,461	17,427
Miscellaneous other non-operating income
Rental income on investment property		23,890	43,777	32,488
Reversal of impairment losses on intangible asset		119	438	62
Gain from assets contributed		4	86	77
Others		66,268	82,879	49,276
Miscellaneous other non-operating income		90,281	127,180	81,903
Other non-operating income		194,032	147,933	117,877
Loss on disposals of assets
Loss on disposals of property and equipment	[1]	(5,884)	(870)	(3,082)
Loss on disposals of investment property		0	0	(2,958)
Loss on disposals of lease assets		(5,538)	(3,221)	(3,964)
Loss on disposals of right-of-use assets		(1,195)	(306)	0
Loss on disposals of others		(64)	0	(3)
Loss on disposals of assets		(12,681)	(4,397)	(10,007)
Loss from investments in associates
Loss on disposals of investments in associates		(5,754)	(3,974)	(11,546)
Impairment loss on investments in associates		(9,407)	0	(5,849)
Loss from investments in associates		(15,161)	(3,974)	(17,395)
Miscellaneous other non-operating expense
Donations		(86,608)	(94,937)	(88,650)
Depreciation of investment properties		(20,165)	(17,565)	(16,917)
Impairment loss on intangible assets		(41,429)	(152,081)	(771)
Write-off of intangible assets		(474)	(9,221)	(1,537)
Expenses on collection of special bonds		(7,978)	(7,322)	(6,048)
Others		(344,934)	(46,465)	(26,844)
Miscellaneous other non-operating expense		(501,588)	(327,591)	(140,767)
Other non-operating expense		(529,430)	(335,962)	(168,169)
Net other non-operating income (expense)		₩ (335,398)	₩ (188,029)	₩ (50,292)

[1]	Gain and loss on disposal of sale-and-leaseback are included in gain and loss on disposal of property, plant, and equipment and gain on disposal of investment property, respectively. Gain on disposal of sale-and-leaseback for the year ended December 31, 2020 is W 9,761 million.